RIGHT-OF-USE ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Battery Material Plant project
RIGHT-OF-USE ASSETS
Depreciation	$ 216	$ 162
Mining Projects Expenses
RIGHT-OF-USE ASSETS
Depreciation	$ 242	$ 208